                      SMITH BARNEY ALLOCATION SERIES INC.
                               Global Portfolio
                             High Growth Portfolio
                               Growth Portfolio
                              Balanced Portfolio
                            Conservative Portfolio
                               Income Portfolio

                        Supplement dated June 10, 2004
                       to Prospectus dated May 28, 2004

   The following information revises and supersedes, as applicable, the disclosure in the Prospectus of the Portfolios listed above under "Management" and "Financial highlights".

   Defined terms have the same meanings as set forth in the Prospectus.

Management

Portfolio manager

   The portfolios' investment manager is Smith Barney Fund Management LLC ("SBFM" or the "manager"), an affiliate of Citigroup Global Markets Inc. ("CGM"). The manager's address is 399 Park Avenue, New York, NY 10022. The manager selects the portfolios' investments and oversees their operations. The manager and CGM are subsidiaries of Citigroup Inc. ("Citigroup"). Citigroup businesses offer a broad range of financial services and asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading and use diverse channels to make them available to consumer and corporate customers around the world.

   SBFM utilizes a team headed by Steven Bleiberg to manage the assets of the portfolios. Mr. Bleiberg joined SBFM in 2003 and serves as the manager's head of global investment strategy. From 1991 to 2003, he served as a Managing Director and Chairman of the Global Equity Strategy Group at Credit Suisse Asset Management.

Financial Highlights

Global Portfolio
--------------------------------------------------------------------------------

                                                        Class C Shares(1)(6)
                                                2004     2003     2002     2001    2000
---------------------------------------------------------------------------------------
Net asset value, beginning of year            $6.76   $8.78   $11.91   $13.64   $11.14
---------------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income (loss)(2)(3)         (0.05)  (0.08)   (0.10)    0.05     0.30
   Net realized and unrealized gain (loss)     2.92   (1.94)   (2.34)   (1.39)    2.33
---------------------------------------------------------------------------------------
Total income (loss) from operations            2.87   (2.02)   (2.44)   (1.34)    2.63
---------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                         --      --       --    (0.03)   (0.09)
   Net realized gains                            --      --    (0.69)   (0.36)   (0.04)
---------------------------------------------------------------------------------------
Total distributions                              --      --    (0.69)   (0.39)   (0.13)
---------------------------------------------------------------------------------------
Net asset value, end of year                  $9.63   $6.76    $8.78   $11.91   $13.64
---------------------------------------------------------------------------------------
Total return(4)                               42.46% (23.01)% (20.86)%  (9.93)%  23.61%
---------------------------------------------------------------------------------------
Net assets, end of year (000's)              $2,223  $1,290   $1,504   $1,473     $758
---------------------------------------------------------------------------------------
Ratios to average net assets:
   Expenses(3)(5)                              1.55%   1.55%    1.47%    1.35%    1.35%
   Net investment income (loss)               (0.56)  (1.06)   (1.02)    0.36     2.36
---------------------------------------------------------------------------------------
Portfolio turnover rate                           3%      8%      15%      10%       0%
---------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Net investment income (loss) per share includes short-term capital gain distributions from underlying funds.
(3) The manager waived all or a portion of its management fees for the three years ended January 31, 2004. In addition, the manager reimbursed expenses of $151,130 and $173,881 for the years ended January 31, 2004 and 2003, respectively. If such fees were not waived or expenses not reimbursed, the per share increases to net investment loss and expense ratios would have been as follows:

                                                   Expense Ratios
                                Increases to      Without Fee Waivers
                              Net Investment Loss  and/or Expense
                                  Per Share        Reimbursements
                              2004    2003  2002  2004    2003  2002
               ------------------------------------------------------
               Class C Shares $0.04   $0.04 $0.02 2.02%   2.07% 1.72%

(4) Performance figures do reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would be reduced.
(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.
(6) Effective as of April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004, the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.

High Growth Portfolio
--------------------------------------------------------------------------------

                                                          Class C Shares(1)(4)
                                               2004     2003      2002      2001      2000
--------------------------------------------------------------------------------------------
Net asset value, beginning of year             $9.08   $12.01    $15.09    $16.75    $14.81
--------------------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income (loss)(2)             (0.05)   (0.08)    (0.05)     0.54      0.43
   Net realized and unrealized gain (loss)      4.01    (2.85)    (2.46)    (0.84)     2.25
--------------------------------------------------------------------------------------------
Total income (loss) from operations             3.96    (2.93)    (2.51)    (0.30)     2.68
--------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                          --       --        --     (0.52)    (0.39)
   Net realized gains                             --       --     (0.57)    (0.84)    (0.35)
--------------------------------------------------------------------------------------------
Total distributions                               --       --     (0.57)    (1.36)    (0.74)
--------------------------------------------------------------------------------------------
Net asset value, end of year                  $13.04    $9.08    $12.01    $15.09    $16.75
--------------------------------------------------------------------------------------------
Total return                                   43.61%  (24.40)%  (16.88)%   (1.65)%   18.08%
--------------------------------------------------------------------------------------------
Net assets, end of year (000's)              $42,824  $31,232   $43,455   $51,092   $45,979
--------------------------------------------------------------------------------------------
Ratios to average net assets:
   Expenses(3)                                  1.30%    1.47%     1.44%     1.35%     1.35%
   Net investment income (loss)                (0.46)   (0.75)    (0.40)     3.21      2.74
--------------------------------------------------------------------------------------------
Portfolio turnover rate                            4%       0%        5%        9%        2%
--------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Net investment income (loss) per share includes short-term capital gain distributions from underlying funds.
(3) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.
(4) Effective as of April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004, the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.

Growth Portfolio
--------------------------------------------------------------------------------

                                                          Class C Shares(1)(4)
                                               2004     2003      2002      2001      2000
--------------------------------------------------------------------------------------------
Net asset value, beginning of year             $8.83   $11.00    $13.74    $15.19    $14.48
--------------------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income(2)                     0.07     0.06      0.14      0.47      0.35
   Net realized and unrealized gain (loss)      2.93    (2.15)    (2.04)    (0.58)     1.05
--------------------------------------------------------------------------------------------
Total income (loss) from operations             3.00    (2.09)    (1.90)    (0.11)     1.40
--------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                       (0.05)   (0.06)    (0.15)    (0.46)    (0.34)
   Net realized gains                             --    (0.02)    (0.69)    (0.88)    (0.35)
--------------------------------------------------------------------------------------------
Total distributions                            (0.05)   (0.08)    (0.84)    (1.34)    (0.69)
--------------------------------------------------------------------------------------------
Net asset value, end of year                  $11.78    $8.83    $11.00    $13.74    $15.19
--------------------------------------------------------------------------------------------
Total return                                   33.99%  (19.03)%  (14.01)%   (0.62)%    9.68%
--------------------------------------------------------------------------------------------
Net assets, end of year (000's)              $44,950  $33,933   $46,933   $55,586   $57,596
--------------------------------------------------------------------------------------------
Ratios to average net assets:
   Expenses(3)                                  1.38%    1.54%     1.41%     1.35%     1.35%
   Net investment income                        0.70     0.57      1.17      3.12      2.39
--------------------------------------------------------------------------------------------
Portfolio turnover rate                            0%       1%        6%        9%        2%
--------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Net investment income per share includes short-term capital gain distributions from underlying funds.
(3) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.
(4) Effective as of April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004, the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.

Balanced Portfolio
--------------------------------------------------------------------------------

                                                          Class C Shares(1)(4)
                                               2004      2003      2002      2001     2000
--------------------------------------------------------------------------------------------
Net asset value, beginning of year            $10.09    $11.17    $12.55    $12.64   $12.94
--------------------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income(2)                     0.19      0.16      0.33      0.50     0.36
   Net realized and unrealized gain (loss)      1.96     (1.02)    (0.99)     0.55     0.09
--------------------------------------------------------------------------------------------
Total income (loss) from operations             2.15     (0.86)    (0.66)     1.05     0.45
--------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                       (0.19)    (0.16)    (0.33)    (0.44)   (0.29)
   Net realized gains                             --        --     (0.39)    (0.70)   (0.46)
   Capital                                     (0.00)*   (0.06)       --        --       --
--------------------------------------------------------------------------------------------
Total distributions                            (0.19)    (0.22)    (0.72)    (1.14)   (0.75)
--------------------------------------------------------------------------------------------
Net asset value, end of year                  $12.05    $10.09    $11.17    $12.55   $12.64
--------------------------------------------------------------------------------------------
Total return                                   21.53%    (7.71)%   (5.28)%    8.67%    3.56%
--------------------------------------------------------------------------------------------
Net assets, end of year (000's)              $38,777   $28,972   $32,525   $35,202  $33,989
--------------------------------------------------------------------------------------------
Ratios to average net assets:
   Expenses(3)                                  1.48%     1.43%     1.37%     1.35%    1.35%
   Net investment income                        1.69      1.51      2.82      3.89     2.76
--------------------------------------------------------------------------------------------
Portfolio turnover rate                            1%        1%        1%        5%       4%
--------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Net investment income per share includes short-term capital gain distributions from underlying funds.
(3) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.
(4) Effective as of April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004, the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.
 *  Amount represents less than $0.01 per share.

Conservative Portfolio
--------------------------------------------------------------------------------

                                                        Class C Shares(1)(6)
                                               2004     2003     2002    2001    2000
---------------------------------------------------------------------------------------
Net asset value, beginning of year           $10.06   $10.71   $11.59   $11.50  $12.02
---------------------------------------------------------------------------------------
Income (loss) from operations:
---------------------------------------------------------------------------------------
   Net investment income(2)(3)                 0.31     0.28     0.49     0.64    0.51
   Net realized and unrealized gain (loss)     1.44    (0.56)   (0.82)    0.29   (0.32)
---------------------------------------------------------------------------------------
Total income (loss) from operations            1.75    (0.28)   (0.33)    0.93    0.19
---------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------
   Net investment income                      (0.33)   (0.29)   (0.52)   (0.63)  (0.46)
   Net realized gains                            --    (0.00)*  (0.03)   (0.21)  (0.25)
---------------------------------------------------------------------------------------
   Capital                                    (0.00)*  (0.08)      --       --      --
---------------------------------------------------------------------------------------
Total distributions                           (0.33)   (0.37)   (0.55)   (0.84)  (0.71)
---------------------------------------------------------------------------------------
Net asset value, end of year                 $11.48   $10.06   $10.71   $11.59  $11.50
---------------------------------------------------------------------------------------
Total return(4)                               17.65%   (2.58)%  (2.76)%   8.35%   1.59%
---------------------------------------------------------------------------------------
Net assets, end of year (000's)              $9,174   $7,472   $7,105   $7,530  $6,952
---------------------------------------------------------------------------------------
Ratios to average net assets:
   Expenses(2)(5)                              1.25%    1.23%    1.14%    1.05%   1.05%
   Net investment income                       2.89     2.69     4.41     5.49    4.34
---------------------------------------------------------------------------------------
Portfolio turnover rate                           7%       2%       1%       1%      3%
---------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The investment waived all or a portion of its management fees for the year ended January 31, 2004. If such fees were not waived, the per share decrease to net investment income would have been less than $0.01 and the actual expense ratio would have been 1.34%.
(3) Net investment income per share includes short-term capital gain distributions from underlying funds.
(4) Performance figures do reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.
(6) Effective as of April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004, the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.
 *  Amount represents less than $0.01 per share.

Income Portfolio
--------------------------------------------------------------------------------

                                                       Class C Shares(1)(6)
                                              2004    2003     2002    2001     2000
--------------------------------------------------------------------------------------
Net asset value, beginning of year            $9.65  $10.01  $10.71   $10.65  $11.50
--------------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income(2)(3)..............   0.38    0.38    0.58     0.68    0.60
   Net realized and unrealized gain (loss)..   0.80   (0.24)  (0.72)    0.06   (0.76)
--------------------------------------------------------------------------------------
Total income (loss) from operations.........   1.18    0.14   (0.14)    0.74   (0.16)
--------------------------------------------------------------------------------------
Less distributions from:
   Net investment income....................  (0.38)  (0.42)  (0.56)   (0.66)  (0.58)
   Net realized gains.......................     --      --      --    (0.02)  (0.11)
   Capital..................................  (0.04)  (0.08)     --       --      --
--------------------------------------------------------------------------------------
Total distributions.........................  (0.42)  (0.50)  (0.56)   (0.68)  (0.69)
--------------------------------------------------------------------------------------
Net asset value, end of year                 $10.41   $9.65  $10.01   $10.71  $10.65
--------------------------------------------------------------------------------------
Total return(4)                               12.49%   1.49%  (1.29)%   7.22%  (1.42)%
--------------------------------------------------------------------------------------
Net assets, end of year (000's)              $3,225  $2,844  $2,882   $3,229  $3,698
--------------------------------------------------------------------------------------
Ratios to average net assets:
   Expenses(3)(5)...........................   1.25%   1.25%   1.25%    1.05%   1.05%
   Net investment income....................   3.84    3.93    5.65     6.35    5.36
--------------------------------------------------------------------------------------
Portfolio turnover rate                           4%      5%      3%       0%      4%
--------------------------------------------------------------------------------------

 (1) Per share amounts have been calculated using the monthly average shares method.
 (2) Net investment income per share includes short-term capital gain distributions from underlying funds.
 (3) The manager waived all or a portion of its management fees for the three years ended January 31, 2004. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:


                                                    Expense Ratios
                                Decreases to       Without Fee Waivers
                             Net Investment Income  and/or Expense
                                 Per Share          Reimbursements
                             2004   2003    2002   2004    2003   2002
              --------------------------------------------------------
              Class C Shares $0.02  $0.04  $0.00*  1.51%   1.62% 1.29%

 (4) Performance figures do reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 (5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.
 (6) Effective as of April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004, the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.
  *  Amount represents less than $0.01 per share.

FD 02986